Property and equipment net	6 Months Ended
Mar. 31, 2026
Property and equipment net
Property and equipment, net

Note 11 — Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Machinery and equipment	$418,763	-
Transportation equipment	29,450	29,450
Office equipment	16,686	16,672
Subtotal	464,899	46,122
Accumulated depreciation	(46,201)	(9,342)
Total	$418,698	$36,780

Depreciation expense was $36,854 and $8,863 for the six months ended March 31, 2026 and 2025, respectively.